J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund

JPMorgan India Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

(All Share Classes)

(Each, a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated February 29, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and the JPMorgan Russia Funds’ (the “Funds”) adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on Class A, Class C and Select Class Shares of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus are hereby replaced with the corresponding tables below.

JPMorgan China Region Fund

The tables below replace the corresponding tables on page 5 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.05	2.05	2.07
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.80	1.80	1.82

Total Annual Fund Operating Expenses	3.55	4.05	3.32
Fee Waivers and Expense Reimbursements[1]	(1.70)	(1.70)	(1.72)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.85	2.35	1.60

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

SUP-INTEQ-912

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,407	2,132	4,037
CLASS C SHARES ($)	338	1,077	1,933	4,144
SELECT CLASS SHARES ($)	163	861	1,583	3,496

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,407	2,132	4,037
CLASS C SHARES ($)	238	1,077	1,933	4,144
SELECT CLASS SHARES ($)	163	861	1,583	3,496

JPMorgan India Fund

The tables below replace the corresponding tables on page 18 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.46	1.46	1.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.21	1.21	1.22

Total Annual Fund Operating Expenses	2.96	3.46	2.72
Fee Waivers and Expense Reimbursements[1]	(1.11)	(1.11)	(1.12)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.85	2.35	1.60

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,294	1,908	3,558
CLASS C SHARES ($)	338	959	1,703	3,665
SELECT CLASS SHARES ($)	163	738	1,340	2,969

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	703	1,294	1,908	3,558
CLASS C SHARES ($)	238	959	1,703	3,665
SELECT CLASS SHARES ($)	163	738	1,340	2,969

JPMorgan Latin America Fund

The tables below replace the corresponding tables on page 46 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.75	0.75	0.76
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.50	0.50	0.51
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.01	2.51	1.77
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.30)	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.71	2.21	1.46

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.70%, 2.20% and 1.45%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,095	1,525	2,717
CLASS C SHARES ($)	324	753	1,309	2,823
SELECT CLASS SHARES ($)	149	527	930	2,058

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,095	1,525	2,717
CLASS C SHARES ($)	224	753	1,309	2,823
SELECT CLASS SHARES ($)	149	527	930	2,058

JPMorgan Russia Fund

The tables below replace the corresponding tables on page 50 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.39	1.35	1.35
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.14	1.10	1.10
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.90	3.36	2.61
Fee Waivers and Expense Reimbursements[1]	(1.19)	(1.15)	(1.15)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.71	2.21	1.46

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.70%, 2.20% and 1.45%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,269	1,874	3,499
CLASS C SHARES ($)	324	926	1,652	3,572
SELECT CLASS SHARES ($)	149	702	1,282	2,859

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	690	1,269	1,874	3,499
CLASS C SHARES ($)	224	926	1,652	3,572
SELECT CLASS SHARES ($)	149	702	1,282	2,859

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE